Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Estimated Useful Lives and Depreciation Rates

Based on a review of the underlying nature, physical use, and technological lives of certain property and equipment, effective January 1, 2017, depreciation is calculated at annual rates designed to write off the costs of assets over their estimated useful lives on a straight-line basis as follows:

	Estimated lives	Declining balance prior to 2017
Engineering equipment	5 to 10 years	20% to 30%
Office equipment	5 to 10 years	20% to 30%
Other	5 to 50 years	10% to 30%